Annual Report

December 31, 2006

Nationwide® Multi-Flex Variable Account	Nationwide is on your side Columbus, Ohio

APO–724–12/06

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:
AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp) 127,405 shares (cost $2,593,961)	$3,340,549
AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I (AIMGlobHlth) 4,532 shares (cost $92,043)	97,490
AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I (AIMGlobReal) 19,418 shares (cost $514,168)	558,086
AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I (AIMIntGr) 71,873 shares (cost $1,661,496)	2,115,222
American Century Variable Portfolios, Inc. – Balanced Fund – Class I (ACVPBal) 821,069 shares (cost $5,735,713)	6,182,645
American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I (ACVPCapAp) 1,316,775 shares (cost $10,788,647)	14,431,853
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 801,884 shares (cost $5,073,100)	6,920,253
Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 837,608 shares (cost $22,003,250)	23,829,958
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 1,912,240 shares (cost $54,962,491)	69,127,454
Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp) 215,095 shares (cost $7,313,168)	9,152,260
Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd) 1,609,737 shares (cost $59,605,657)	67,657,258
Dreyfus Variable Investment Fund – Quality Bond Portfolio – Initial Shares (DryVIFQualBd) 888,215 shares (cost $10,151,693)	9,974,657
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI) 3,442,326 shares (cost $79,037,084)	90,188,942
Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI) 2,617,567 shares (cost $16,634,855)	16,621,547
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 77,187 shares (cost $2,417,621)	2,401,297
Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec) 1,716,235 shares (cost $21,104,165)	32,591,297
Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 155,650 shares (cost $1,242,816)	1,242,083
Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 3,145,556 shares (cost $37,001,061)	35,702,067
Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 594,925 shares (cost $5,867,741)	7,228,341
Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 13,043,152 shares (cost $13,043,152)	13,043,152
Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund) 10,491,484 shares (cost $112,687,169)	139,746,572
Janus Aspen Series – International Growth Portfolio – Institutional Shares (JanIntGrI) 458,950 shares (cost $11,826,984)	23,502,824

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares (NBAMTBal) 1,547,483 shares (cost $14,636,804)	$17,703,208
Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart) 5,408 shares (cost $112,683)	114,428
PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares (PVITRealRet) 41,718 shares (cost $514,062)	497,691
PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares (PVITTotRet) 34,096 shares (cost $343,999)	345,053
Royce Capital Fund – Micro Cap (RCFMicroCap) 31,106 shares (cost $437,812)	447,923
SBL Fund – Series D (Global Series) (SBLGlob) 54,679 shares (cost $555,258)	603,110
SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr) 5,344 shares (cost $160,114)	167,052
SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc) 15,191 shares (cost $261,499)	281,789
SBL Fund – Series O (Equity Income Series) (SBLEqInc) 43,849 shares (cost $935,579)	996,676
SBL Fund – Series P (High Yield Series) (SBLHighYld) 35,151 shares (cost $628,180)	660,479
SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal) 13,836 shares (cost $342,792)	361,669
SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal) 40,133 shares (cost $1,782,778)	1,877,033
SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr) 5,265 shares (cost $95,106)	101,461
SBL Fund – Series Y (Select 25 Series) (SBLSel25) 1,934 shares (cost $19,736)	20,960
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM (WFOpp) 1,464,630 shares (cost $29,658,367)	35,180,405

Total investments	635,014,744
Accounts receivable	–

Total assets	635,014,744
Accounts payable	20,624

Contract owners’ equity (note 4)	$634,994,120

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMCapAp	AIMGlobHlth	AIMGlobReal	AIMIntGr	ACVPBal	ACVPCapAp	ACVPIncGr
Reinvested dividends	$11,224,875	1,918	–	5,086	19,034	141,373	–	129,476
Mortality and expense risk charges (note 2)	(8,020,302)	(45,756)	(525)	(1,905)	(23,966)	(89,548)	(189,649)	(85,219)

Net investment income (loss)	3,204,573	(43,838)	(525)	3,181	(4,932)	51,825	(189,649)	44,257

Proceeds from mutual fund shares sold	116,410,499	980,112	13,778	95,765	874,548	3,360,807	3,259,833	1,544,845
Cost of mutual fund shares sold	(104,933,602)	(867,149)	(12,842)	(84,531)	(610,664)	(3,011,724)	(2,696,719)	(1,255,650)

Realized gain (loss) on investments	11,476,897	112,963	936	11,234	263,884	349,083	563,114	289,195
Change in unrealized gain (loss) on investments	35,190,421	93,810	5,448	43,918	165,318	(333,612)	1,665,681	659,855

Net gain (loss) on investments	46,667,318	206,773	6,384	55,152	429,202	15,471	2,228,795	949,050

Reinvested capital gains	21,458,133	–	–	17,562	–	473,863	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$71,330,024	162,935	5,859	75,895	424,270	541,159	2,039,146	993,307

Investment activity:	DrySRGro	DryStkIx	DryVIFApp	DryVIFDevLd	DryVIFQualBd	FidVIPEI	FidVIPHI	FidVIPConS2
Reinvested dividends	$26,614	1,128,311	144,884	293,220	439,472	2,899,864	1,247,425	13,903
Mortality and expense risk charges (note 2)	(303,517)	(865,366)	(115,315)	(899,003)	(120,465)	(1,103,070)	(210,112)	(10,651)

Net investment income (loss)	(276,903)	262,945	29,569	(605,783)	319,007	1,796,794	1,037,313	3,252

Proceeds from mutual fund shares sold	4,076,498	10,716,261	2,273,019	10,637,216	1,453,089	13,601,474	2,393,365	67,683
Cost of mutual fund shares sold	(4,135,690)	(9,516,968)	(1,998,922)	(9,520,941)	(1,548,011)	(12,094,195)	(2,535,176)	(63,494)

Realized gain (loss) on investments	(59,192)	1,199,293	274,097	1,116,275	(94,922)	1,507,279	(141,811)	4,189
Change in unrealized gain (loss) on investments	2,093,482	7,510,045	979,696	(5,015,020)	62,106	1,243,723	670,401	(16,323)

Net gain (loss) on investments	2,034,290	8,709,338	1,253,793	(3,898,745)	(32,816)	2,751,002	528,590	(12,134)

Reinvested capital gains	–	–	–	6,063,791	–	10,462,439	–	168,222

Net increase (decrease) in contract owners’ equity resulting from operations	$1,757,387	8,972,283	1,283,362	1,559,263	286,191	15,010,235	1,565,903	159,340

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FrVIPForSec	GVITFHiInc	GVITGvtBd	GVITGrowth	GVITMyMkt	GVITNWFund	JanIntGrI	NBAMTBal
Reinvested dividends	$449,439	97,907	1,545,692	3,730	568,633	1,511,626	398,259	140,003
Mortality and expense risk charges (note 2)	(396,804)	(17,490)	(492,735)	(100,546)	(164,605)	(1,823,238)	(251,722)	(228,868)

Net investment income (loss)	52,635	80,417	1,052,957	(96,816)	404,028	(311,612)	146,537	(88,865)

Proceeds from mutual fund shares sold	4,816,432	578,464	8,845,180	1,911,306	5,449,082	25,650,274	3,056,173	2,712,262
Cost of mutual fund shares sold	(3,479,650)	(580,069)	(8,860,109)	(2,023,658)	(5,449,082)	(23,000,121)	(1,659,081)	(2,365,965)

Realized gain (loss) on investments	1,336,782	(1,605)	(14,929)	(112,352)	–	2,650,153	1,397,092	346,297
Change in unrealized gain (loss) on investments	4,405,607	37,274	(651,150)	539,871	–	13,812,126	5,839,759	1,334,325

Net gain (loss) on investments	5,742,389	35,669	(666,079)	427,519	–	16,462,279	7,236,851	1,680,622

Reinvested capital gains	–	–	297,325	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$5,795,024	116,086	684,203	330,703	404,028	16,150,667	7,383,388	1,591,757

Investment activity:	NBAMTPart	PVITRealRet	PVITTotRet	RCFMicroCap	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc
Reinvested dividends	$597	12,719	5,003	687	–	–	–	–
Mortality and expense risk charges (note 2)	(433)	(3,473)	(1,334)	(1,283)	(2,084)	(671)	(3,563)	(2,972)

Net investment income (loss)	164	9,246	3,669	(596)	(2,084)	(671)	(3,563)	(2,972)

Proceeds from mutual fund shares sold	2,573	204,155	43,592	26,305	62,635	14,438	773,420	77,528
Cost of mutual fund shares sold	(2,661)	(202,689)	(42,991)	(24,830)	(56,843)	(14,015)	(732,606)	(72,970)

Realized gain (loss) on investments	(88)	1,466	601	1,475	5,792	423	40,814	4,558
Change in unrealized gain (loss) on investments	1,744	(16,371)	1,054	10,111	47,852	6,937	20,289	61,096

Net gain (loss) on investments	1,656	(14,905)	1,655	11,586	53,644	7,360	61,103	65,654

Reinvested capital gains	9,197	14,795	1,514	20,930	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$11,017	9,136	6,838	31,920	51,560	6,689	57,540	62,682

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr	SBLSel25	WFOpp
Reinvested dividends	$–	–	–	–	–	–
Mortality and expense risk charges (note 2)	(3,280)	(1,351)	(6,529)	(377)	(127)	(452,750)

Net investment income (loss)	(3,280)	(1,351)	(6,529)	(377)	(127)	(452,750)

Proceeds from mutual fund shares sold	91,646	27,839	121,374	22,597	9,007	6,565,924
Cost of mutual fund shares sold	(88,459)	(26,343)	(115,812)	(21,803)	(8,513)	(6,152,656)

Realized gain (loss) on investments	3,187	1,496	5,562	794	494	413,268
Change in unrealized gain (loss) on investments	32,299	18,877	94,256	6,355	1,223	(241,641)

Net gain (loss) on investments	35,486	20,373	99,818	7,149	1,717	171,627

Reinvested capital gains	–	–	–	–	–	3,928,495

Net increase (decrease) in contract owners’ equity resulting from operations	$32,206	19,022	93,289	6,772	1,590	3,647,372

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMCapAp		AIMGlobHlth		AIMGlobReal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,204,573	1,779,913	(43,838)	(44,857)	(525)	–	3,181	–
Realized gain (loss) on investments	11,476,897	3,766,613	112,963	660	936	–	11,234	–
Change in unrealized gain (loss) on investments	35,190,421	25,664,291	93,810	306,728	5,448	–	43,918	–
Reinvested capital gains	21,458,133	3,310,456	–	–	–	–	17,562	–

Net increase (decrease) in contract owners’ equity resulting from operations	71,330,024	34,521,273	162,935	262,531	5,859	–	75,895	–

Equity transactions:
Purchase payments received from contract owners	25,051,538	28,237,970	199,551	250,993	3,926	–	14,768	–
Transfers between funds (including fixed account), net (note 3)	(3,954,938)	(4,873,012)	(160,153)	(145,804)	88,096	–	518,720	–
Redemptions	(98,680,801)	(101,105,932)	(650,223)	(594,872)	(357)	–	(51,067)	–
Annuity benefits	(78,827)	(62,650)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,026,916)	(1,127,464)	(5,805)	(6,708)	(33)	–	(228)	–
Contingent deferred sales charges (note 2)	(297,205)	(437,950)	(3,104)	(3,112)	–	–	–	–
Adjustments to maintain reserves	(1,135)	8,519	(1,255)	165	(3)	–	33	–

Net equity transactions	(78,988,284)	(79,360,519)	(620,989)	(499,338)	91,629	–	482,226	–

Net change in contract owners’ equity	(7,658,260)	(44,839,246)	(458,054)	(236,807)	97,488	–	558,121	–
Contract owners’ equity beginning of period	642,652,380	687,491,626	3,797,520	4,034,327	–	–	–	–

Contract owners’ equity end of period	$634,994,120	642,652,380	3,339,466	3,797,520	97,488	–	558,121	–

CHANGES IN UNITS:
Beginning units	22,430,768	25,148,126	331,083	377,865	–	–	–	–

Units purchased	3,352,780	2,406,995	47,355	49,546	10,515	–	53,606	–
Units redeemed	(5,299,944)	(5,124,353)	(100,845)	(96,328)	(1,344)	–	(10,138)	–

Ending units	20,483,604	22,430,768	277,593	331,083	9,171	–	43,468	–

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMIntGr		ACVPBal		ACVPCapAp		ACVPIncGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4,932)	(7,020)	51,825	33,687	(189,649)	(172,019)	44,257	59,084
Realized gain (loss) on investments	263,884	115,600	349,083	66,082	563,114	7,251	289,195	182,228
Change in unrealized gain (loss) on investments	165,318	114,821	(333,612)	145,893	1,665,681	2,715,493	659,855	(8,187)
Reinvested capital gains	–	–	473,863	2,598	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	424,270	223,401	541,159	248,260	2,039,146	2,550,725	993,307	233,125

Equity transactions:
Purchase payments received from contract owners	142,746	101,776	272,403	314,517	537,215	464,826	322,019	382,293
Transfers between funds (including fixed account), net (note 3)	94,605	625,153	(862,058)	1,289,769	29,856	157,616	(136,372)	(170,024)
Redemptions	(247,520)	(202,688)	(1,173,585)	(1,294,826)	(2,242,333)	(2,485,551)	(1,233,237)	(1,246,888)
Annuity benefits	–	–	(140)	(47)	(2,662)	(2,301)	–	–
Annual contract maintenance charges (note 2)	(2,478)	(1,996)	(10,015)	(10,217)	(25,207)	(25,260)	(10,385)	(11,795)
Contingent deferred sales charges (note 2)	(1,034)	(1,391)	(2,991)	(2,932)	(6,589)	(5,793)	(4,945)	(5,375)
Adjustments to maintain reserves	513	21	1,220	(432)	583	(663)	1,729	(382)

Net equity transactions	(13,168)	520,875	(1,775,166)	295,832	(1,709,137)	(1,897,126)	(1,061,191)	(1,052,171)

Net change in contract owners’ equity	411,102	744,276	(1,234,007)	544,092	330,009	653,599	(67,884)	(819,046)
Contract owners’ equity beginning of period	1,704,667	960,391	7,417,399	6,873,307	14,100,963	13,447,364	6,989,487	7,808,533

Contract owners’ equity end of period	$2,115,769	1,704,667	6,183,392	7,417,399	14,430,972	14,100,963	6,921,603	6,989,487

CHANGES IN UNITS:
Beginning units	119,041	78,064	648,931	622,792	670,184	769,955	493,259	569,073

Units purchased	65,666	77,885	175,263	182,126	100,664	108,512	51,927	62,828
Units redeemed	(68,007)	(36,908)	(324,301)	(155,987)	(178,025)	(208,283)	(122,621)	(138,642)

Ending units	116,700	119,041	499,893	648,931	592,823	670,184	422,565	493,259

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySRGro		DryStkIx		DryVIFApp		DryVIFDevLd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(276,903)	(332,695)	262,945	241,810	29,569	(123,666)	(605,783)	(969,458)
Realized gain (loss) on investments	(59,192)	(322,025)	1,199,293	244,142	274,097	107,758	1,116,275	1,329,511
Change in unrealized gain (loss) on investments	2,093,482	1,187,699	7,510,045	1,794,933	979,696	326,376	(5,015,020)	2,857,396
Reinvested capital gains	–	–	–	–	–	–	6,063,791	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,757,387	532,979	8,972,283	2,280,885	1,283,362	310,468	1,559,263	3,217,449

Equity transactions:
Purchase payments received from contract owners	1,362,033	1,720,882	3,382,474	3,960,342	628,849	749,670	3,298,923	4,045,159
Transfers between funds (including fixed account), net (note 3)	(1,331,127)	(1,188,316)	(3,214,484)	(1,155,348)	(461,301)	(271,402)	(3,065,896)	(2,038,189)
Redemptions	(3,300,539)	(4,300,385)	(9,395,490)	(11,111,047)	(1,703,257)	(1,782,804)	(9,639,381)	(11,719,541)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(49,827)	(58,015)	(113,938)	(125,945)	(14,739)	(17,092)	(139,455)	(158,981)
Contingent deferred sales charges (note 2)	(15,149)	(27,149)	(33,693)	(57,603)	(7,106)	(10,503)	(39,027)	(78,466)
Adjustments to maintain reserves	(118)	(5,938)	(91)	8,914	904	149	2,871	299

Net equity transactions	(3,334,727)	(3,858,921)	(9,375,222)	(8,480,687)	(1,556,650)	(1,331,982)	(9,581,965)	(9,949,719)

Net change in contract owners’ equity	(1,577,340)	(3,325,942)	(402,939)	(6,199,802)	(273,288)	(1,021,514)	(8,022,702)	(6,732,270)
Contract owners’ equity beginning of period	25,386,952	28,712,894	69,539,109	75,738,911	9,426,596	10,448,110	75,683,142	82,415,412

Contract owners’ equity end of period	$23,809,612	25,386,952	69,136,170	69,539,109	9,153,308	9,426,596	67,660,440	75,683,142

CHANGES IN UNITS:
Beginning units	1,220,524	1,411,482	2,477,379	2,788,580	706,112	806,310	3,014,064	3,427,575

Units purchased	105,587	108,495	166,733	216,170	94,537	89,567	180,675	233,345
Units redeemed	(264,132)	(299,453)	(483,579)	(527,371)	(204,342)	(189,765)	(564,083)	(646,856)

Ending units	1,061,979	1,220,524	2,160,533	2,477,379	596,307	706,112	2,630,656	3,014,064

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIFQualBd		FidVIPEI		FidVIPHI		FidVIPConS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$319,007	226,672	1,796,794	356,059	1,037,313	2,416,309	3,252	–
Realized gain (loss) on investments	(94,922)	(58,221)	1,507,279	822,645	(141,811)	(106,538)	4,189	–
Change in unrealized gain (loss) on investments	62,106	(54,710)	1,243,723	(613,430)	670,401	(2,080,852)	(16,323)	–
Reinvested capital gains	–	–	10,462,439	3,228,226	–	–	168,222	–

Net increase (decrease) in contract owners’ equity resulting from operations	286,191	113,741	15,010,235	3,793,500	1,565,903	228,919	159,340	–

Equity transactions:
Purchase payments received from contract owners	596,602	589,672	3,608,201	3,862,029	824,597	994,139	73,872	–
Transfers between funds (including fixed account), net (note 3)	1,051,688	247,184	(1,806,374)	(491,011)	(462,613)	(511,401)	2,304,950	–
Redemptions	(1,477,436)	(1,347,659)	(13,274,939)	(12,870,018)	(2,358,631)	(2,446,713)	(135,519)	–
Annuity benefits	–	–	(3,079)	(2,838)	–	–	–	–
Annual contract maintenance charges (note 2)	(14,369)	(15,677)	(134,201)	(144,221)	(32,365)	(36,383)	(1,181)	–
Contingent deferred sales charges (note 2)	(5,019)	(5,354)	(36,047)	(60,970)	(10,958)	(11,920)	(164)	–
Adjustments to maintain reserves	218	(788)	(6,849)	7,804	(5,466)	1,773	300	–

Net equity transactions	151,684	(532,622)	(11,653,288)	(9,699,225)	(2,045,436)	(2,010,505)	2,242,258	–

Net change in contract owners’ equity	437,875	(418,881)	3,356,947	(5,905,725)	(479,533)	(1,781,586)	2,401,598	–
Contract owners’ equity beginning of period	9,536,209	9,955,090	86,832,874	92,738,599	17,097,395	18,878,981	–	–

Contract owners’ equity end of period	$9,974,084	9,536,209	90,189,821	86,832,874	16,617,862	17,097,395	2,401,598	–

CHANGES IN UNITS:
Beginning units	611,295	645,435	3,000,073	3,348,323	1,175,080	1,315,434	–	–

Units purchased	160,843	93,845	194,562	238,916	75,282	98,623	248,478	–
Units redeemed	(150,700)	(127,985)	(567,804)	(587,166)	(209,797)	(238,977)	(30,151)	–

Ending units	621,438	611,295	2,626,831	3,000,073	1,040,565	1,175,080	218,327	–

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPForSec		GVITFHiInc		GVITGvtBd		GVITGrowth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$52,635	14,331	80,417	90,804	1,052,957	1,050,408	(96,816)	(105,710)
Realized gain (loss) on investments	1,336,782	700,160	(1,605)	12,910	(14,929)	(41,123)	(112,352)	(488,472)
Change in unrealized gain (loss) on investments	4,405,607	1,949,247	37,274	(88,260)	(651,150)	(234,917)	539,871	1,023,293
Reinvested capital gains	–	–	–	–	297,325	79,632	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,795,024	2,663,738	116,086	15,454	684,203	854,000	330,703	429,111

Equity transactions:
Purchase payments received from contract owners	1,317,088	1,591,835	79,508	96,534	1,003,828	1,250,229	158,238	144,712
Transfers between funds (including fixed account), net (note 3)	(685,646)	(223,343)	(204,279)	245,786	(1,071,611)	140,888	(231,398)	(223,485)
Redemptions	(4,756,622)	(4,874,133)	(223,248)	(149,892)	(7,132,007)	(6,007,506)	(1,444,655)	(1,013,152)
Annuity benefits	–	–	–	–	(1,524)	(3,624)	(2,703)	(2,640)
Annual contract maintenance charges (note 2)	(49,796)	(51,855)	(1,839)	(2,013)	(58,535)	(67,409)	(14,380)	(16,495)
Contingent deferred sales charges (note 2)	(17,460)	(29,252)	(1,610)	(1,098)	(18,312)	(16,353)	(4,788)	(2,451)
Adjustments to maintain reserves	10,943	(6,922)	(246)	223	181	1,541	8	(33)

Net equity transactions	(4,181,493)	(3,593,670)	(351,714)	189,540	(7,277,980)	(4,702,234)	(1,539,678)	(1,113,544)

Net change in contract owners’ equity	1,613,531	(929,932)	(235,628)	204,994	(6,593,777)	(3,848,234)	(1,208,975)	(684,433)
Contract owners’ equity beginning of period	30,981,821	31,911,753	1,477,692	1,272,698	42,296,565	46,144,799	8,437,305	9,121,738

Contract owners’ equity end of period	$32,595,352	30,981,821	1,242,064	1,477,692	35,702,788	42,296,565	7,228,330	8,437,305

CHANGES IN UNITS:
Beginning units	1,394,319	1,565,711	108,256	94,233	930,129	1,034,263	502,626	571,151

Units purchased	93,273	117,604	23,982	39,085	56,098	60,311	25,844	33,493
Units redeemed	(266,791)	(288,996)	(48,878)	(25,062)	(216,517)	(164,445)	(117,526)	(102,018)

Ending units	1,220,801	1,394,319	83,360	108,256	769,710	930,129	410,944	502,626

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMyMkt		GVITNWFund		JanIntGrI		NBAMTBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$404,028	179,576	(311,612)	(588,540)	146,537	(5,540)	(88,865)	(62,105)
Realized gain (loss) on investments	–	–	2,650,153	511,266	1,397,092	465,175	346,297	69,747
Change in unrealized gain (loss) on investments	–	–	13,812,126	8,840,121	5,839,759	3,454,016	1,334,325	1,354,992
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	404,028	179,576	16,150,667	8,762,847	7,383,388	3,913,651	1,591,757	1,362,634

Equity transactions:
Purchase payments received from contract owners	508,680	520,694	3,299,677	3,683,165	885,645	789,873	502,940	647,362
Transfers between funds (including fixed account), net (note 3)	2,068,053	1,435,965	(2,038,295)	(1,593,030)	1,144,922	559,332	80,830	(350,900)
Redemptions	(2,820,239)	(3,533,795)	(24,334,156)	(22,520,654)	(2,427,884)	(2,309,585)	(2,531,157)	(3,225,784)
Annuity benefits	(10,431)	(3,920)	(58,083)	(47,030)	–	–	(205)	(250)
Annual contract maintenance charges (note 2)	(18,605)	(21,786)	(210,809)	(235,497)	(27,095)	(21,972)	(30,549)	(33,256)
Contingent deferred sales charges (note 2)	(2,677)	(13,886)	(50,463)	(53,228)	(11,153)	(12,857)	(5,256)	(7,807)
Adjustments to maintain reserves	1,038	(6,042)	(7,501)	9,949	(386)	2,192	3,323	(1,164)

Net equity transactions	(274,181)	(1,622,770)	(23,399,630)	(20,756,325)	(435,951)	(993,017)	(1,980,074)	(2,971,799)

Net change in contract owners’ equity	129,847	(1,443,194)	(7,248,963)	(11,993,478)	6,947,437	2,920,634	(388,317)	(1,609,165)
Contract owners’ equity beginning of period	12,907,434	14,350,628	146,987,236	158,980,714	16,557,188	13,636,554	18,093,515	19,702,680

Contract owners’ equity end of period	$13,037,281	12,907,434	139,738,273	146,987,236	23,504,625	16,557,188	17,705,198	18,093,515

CHANGES IN UNITS:
Beginning units	521,956	589,228	1,522,109	1,747,130	847,784	911,869	768,558	901,843

Units purchased	244,745	215,774	48,799	62,408	194,324	139,735	51,674	47,877
Units redeemed	(254,607)	(283,046)	(280,434)	(287,429)	(212,727)	(203,820)	(131,862)	(181,162)

Ending units	512,094	521,956	1,290,474	1,522,109	829,381	847,784	688,370	768,558

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTPart		PVITRealRet		PVITTotRet		RCFMicroCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$164	–	9,246	–	3,669	–	(596)	–
Realized gain (loss) on investments	(88)	–	1,466	–	601	–	1,475	–
Change in unrealized gain (loss) on investments	1,744	–	(16,371)	–	1,054	–	10,111	–
Reinvested capital gains	9,197	–	14,795	–	1,514	–	20,930	–

Net increase (decrease) in contract owners’ equity resulting from operations	11,017	–	9,136	–	6,838	–	31,920	–

Equity transactions:
Purchase payments received from contract owners	7,523	–	22,944	–	10,770	–	19,465	–
Transfers between funds (including fixed account), net (note 3)	98,340	–	535,568	–	337,758	–	418,210	–
Redemptions	(2,410)	–	(69,625)	–	(10,222)	–	(21,544)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(43)	–	(319)	–	(89)	–	(129)	–
Contingent deferred sales charges (note 2)	–	–	(12)	–	(1)	–	–	–
Adjustments to maintain reserves	33	–	(46)	–	(73)	–	99	–

Net equity transactions	103,443	–	488,510	–	338,143	–	416,101	–

Net change in contract owners’ equity	114,460	–	497,646	–	344,981	–	448,021	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$114,460	–	497,646	–	344,981	–	448,021	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	10,284	–	85,011	–	39,513	–	43,597	–
Units redeemed	(226)	–	(35,885)	–	(6,117)	–	(2,831)	–

Ending units	10,058	–	49,126	–	33,396	–	40,766	–

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	SBLGlob		SBLMidCapGr		SBLAsAlloc		SBLEqInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,084)	–	(671)	–	(3,563)	–	(2,972)	–
Realized gain (loss) on investments	5,792	–	423	–	40,814	–	4,558	–
Change in unrealized gain (loss) on investments	47,852	–	6,937	–	20,289	–	61,096	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	51,560	–	6,689	–	57,540	–	62,682	–

Equity transactions:
Purchase payments received from contract owners	22,851	–	4,497	–	19,471	–	14,546	–
Transfers between funds (including fixed account), net (note 3)	563,485	–	165,184	–	254,529	–	949,541	–
Redemptions	(34,589)	–	(9,245)	–	(49,480)	–	(29,770)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(196)	–	(74)	–	(266)	–	(314)	–
Contingent deferred sales charges (note 2)	(1)	–	–	–	(5)	–	(10)	–
Adjustments to maintain reserves	78	–	81	–	115	–	(134)	–

Net equity transactions	551,628	–	160,443	–	224,364	–	933,859	–

Net change in contract owners’ equity	603,188	–	167,132	–	281,904	–	996,541	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$603,188	–	167,132	–	281,904	–	996,541	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	58,873	–	17,956	–	100,076	–	97,599	–
Units redeemed	(6,874)	–	(1,698)	–	(74,425)	–	(9,800)	–

Ending units	51,999	–	16,258	–	25,651	–	87,799	–

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	SBLHighYld		SBLSmCapVal		SBLMidCapVal		SBLSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(3,280)	–	(1,351)	–	(6,529)	–	(377)	–
Realized gain (loss) on investments	3,187	–	1,496	–	5,562	–	794	–
Change in unrealized gain (loss) on investments	32,299	–	18,877	–	94,256	–	6,355	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	32,206	–	19,022	–	93,289	–	6,772	–

Equity transactions:
Purchase payments received from contract owners	16,651	–	28,294	–	90,004	–	1,871	–
Transfers between funds (including fixed account), net (note 3)	657,059	–	334,186	–	1,830,675	–	95,636	–
Redemptions	(45,103)	–	(19,709)	–	(136,070)	–	(2,789)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(321)	–	(122)	–	(729)	–	(27)	–
Contingent deferred sales charges (note 2)	(13)	–	(2)	–	(134)	–	(2)	–
Adjustments to maintain reserves	104	–	39	–	(205)	–	41	–

Net equity transactions	628,377	–	342,686	–	1,783,541	–	94,730	–

Net change in contract owners’ equity	660,583	–	361,708	–	1,876,830	–	101,502	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$660,583	–	361,708	–	1,876,830	–	101,502	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	77,979	–	38,988	–	200,474	–	12,198	–
Units redeemed	(15,542)	–	(5,372)	–	(25,397)	–	(2,353)	–

Ending units	62,437	–	33,616	–	175,077	–	9,845	–

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	SBLSel25		WFOpp
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$(127)	–	(452,750)	(477,217)
Realized gain (loss) on investments	494	–	413,268	147,857
Change in unrealized gain (loss) on investments	1,223	–	(241,641)	2,673,639
Reinvested capital gains	–	–	3,928,495	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,590	–	3,647,372	2,344,279

Equity transactions:
Purchase payments received from contract owners	1,440	–	1,767,428	2,077,268
Transfers between funds (including fixed account), net (note 3)	26,830	–	(1,872,052)	(1,212,452)
Redemptions	(8,890)	–	(5,687,873)	(6,068,439)
Annuity benefits	–	–	–	–
Annual contract maintenance charges (note 2)	(11)	–	(58,442)	(64,891)
Contingent deferred sales charges (note 2)	–	–	(19,480)	(30,450)
Adjustments to maintain reserves	8	–	(3,224)	(2,147)

Net equity transactions	19,377	–	(5,873,643)	(5,301,111)

Net change in contract owners’ equity	20,967	–	(2,226,271)	(2,956,832)
Contract owners’ equity beginning of period	–	–	37,401,311	40,358,143

Contract owners’ equity end of period	$20,967	–	35,175,040	37,401,311

CHANGES IN UNITS:
Beginning units	–	–	1,368,006	1,571,810

Units purchased	3,630	–	96,170	130,850
Units redeemed	(1,694)	–	(302,519)	(334,654)

Ending units	1,936	–	1,161,657	1,368,006

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable annuity Contracts through the Account. The primary distributions for the contracts is through Company agents and an affiliated sales organization; however, other distributors may be utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp)

    AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I (AIMGlobHlth)

    AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I (AIMGlobReal)

        (formerly AIM Variable Insurance Funds – AIM V.I. Real Estate Fund – Series I Shares)

AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Advantage (ACVPAdv)*

    American Century Variable Portfolios Inc. – Balanced Fund – Class I (ACVPBal)

    American Century Variable Portfolios Inc. – Capital Appreciation Fund – Class I (ACVPCapAp)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd)

    Dreyfus Variable Investment Fund – Quality Bond Portfolio – Initial Shares (DryVIFQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI)

Portfolio of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio - Service Class 2 (FidVIPConS2)

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolio of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

    Class 1(FrVIPForSec)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

Portfolio of the Janus Aspen Series;

    Janus Aspen Series – International Growth Portfolio – Institutional Shares (JanIntGrI)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares (NBAMTBal)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

Portfolios of the PIMCO Variable Insurance Trust;

    PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative

    Shares(PVITRealRet)

    PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative

    Shares (PVITTotRet)

Royce Capital Fund – Micro Cap (RCFMicroCap)

SBL Fund – Series D (Global Series) (SBLGlob)

SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr)

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc)

SBL Fund – Series O (Equity Income Series) (SBLEqInc)

SBL Fund – Series P (High Yield Series) (SBLHighYld)

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal)

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal)

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr)

SBL Fund – Series Y (Select 25 Series) (SBLSel25)

Portfolio of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity

    FundSM (WFOpp)

*At December 31, 2006, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annualized rate of 1.30%.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $495,817 and $372,119, respectively, and total transfers from the Account to the fixed account were $1,336,844 and $958,945, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between funds (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $736 to the Account in the form of additional premium to contract owner accounts for the year ended December 31, 2006. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five-year period ended December 31, 2006. The Account includes contracts administered by Security Benefit Life Insurance Company under a reinsurance agreement discussed in note 1. The mutual fund and product options of the contracts so administered are identified by those unit fair values presented below using two decimal places.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2006	1.30%	5,425	$12.034161	$65,285	0.05%	4.92%
	1.30%	272,168	12.03	3,274,181	0.05%	4.92%
2005	1.30%	6,623	11.469653	75,964	0.06%	7.43%
	1.30%	324,460	11.47	3,721,556	0.06%	7.43%
2004	1.30%	4,575	10.676868	48,847	0.00%	5.24%
	1.30%	373,290	10.68	3,985,480	0.00%	5.24%
2003	1.30%	8,472	10.145261	85,951	0.00%	27.84%
	1.30%	440,589	10.15	4,471,978	0.00%	27.84%
2002	1.30%	5,920	7.936045	46,980	0.00%	-25.34%
	1.30%	434,117	7.94	3,446,886	0.00%	-25.34%

AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I
2006	1.30%	9,171	10.63	97,488	0.00%	6.30%	06/08/06

AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I
2006	1.30%	97	12.751928	1,237	1.82%	27.52%	06/09/06
	1.30%	43,371	12.84	556,884	1.82%	28.40%	06/08/06

AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I
2006	1.30%	588	18.125204	10,658	1.00%	26.57%
	1.30%	116,112	18.13	2,105,111	1.00%	26.57%
2005	1.30%	475	14.320119	6,802	0.75%	16.40%
	1.30%	118,566	14.32	1,697,865	0.75%	16.40%
2004	1.30%	420	12.302542	5,167	0.73%	22.39%
	1.30%	77,644	12.30	955,224	0.73%	22.39%
2003	1.30%	589	10.051603	5,920	0.53%	27.39%
	1.30%	57,869	10.05	581,583	0.53%	27.39%
2002	1.30%	137	7.890688	1,083	0.54%	-16.77%
	1.30%	57,534	7.89	453,947	0.54%	-16.77%

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	1.30%	140,798	12.367801	1,741,361	2.08%	8.20%
	1.30%	359,095	12.37	4,442,005	2.08%	8.20%
2005	1.30%	172,160	11.430683	1,967,906	1.71%	3.57%
	1.30%	476,771	11.43	5,449,493	1.71%	3.57%
2004	1.30%	212,190	11.036175	2,341,766	1.60%	8.35%
	1.30%	410,602	11.04	4,531,541	1.60%	8.35%
2003	1.30%	207,081	10.185550	2,109,234	2.44%	17.91%
	1.30%	397,687	10.19	4,052,431	2.44%	17.91%
2002	1.30%	218,265	8.638585	1,885,499	2.74%	-10.73%
	1.30%	330,980	8.64	2,859,671	2.74%	-10.73%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	1.30%	233,127	24.323239	5,670,404	0.00%	15.70%
	1.30%	359,696	24.32	8,747,807	0.00%	15.70%
2005	1.30%	262,293	21.022816	5,514,137	0.00%	20.48%
	1.30%	407,891	21.02	8,573,869	0.00%	20.48%
2004	1.30%	333,321	17.448933	5,816,096	0.00%	6.19%
	1.30%	436,634	17.45	7,618,830	0.00%	6.19%
2003	1.30%	364,951	16.432489	5,997,053	0.00%	18.91%
	1.30%	482,328	16.43	7,924,649	0.00%	18.91%
2002	1.30%	400,478	13.819339	5,534,342	0.00%	-22.23%
	1.30%	516,646	13.82	7,140,048	0.00%	-22.23%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	1.30%	5,352	$16.377810	$87,654	1.86%	15.57%
	1.30%	417,213	16.38	6,833,949	1.86%	15.57%
2005	1.30%	5,345	14.171369	75,746	2.05%	3.27%
	1.30%	487,914	14.17	6,913,741	2.05%	3.27%
2004	1.30%	5,602	13.722025	76,871	1.41%	11.52%
	1.30%	563,471	13.72	7,731,662	1.41%	11.52%
2003	1.30%	5,818	12.304086	71,585	1.24%	27.67%
	1.30%	573,968	12.30	7,059,806	1.24%	27.67%
2002	1.30%	5,859	9.637195	56,465	1.08%	-20.42%
	1.30%	574,406	9.64	5,537,277	1.08%	-20.42%

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	1.30%	10,128	22.424260	227,113	0.11%	7.78%
	1.30%	1,051,851	22.42	23,582,499	0.11%	7.78%
2005	1.30%	11,469	20.804638	238,608	0.00%	2.27%
	1.30%	1,209,055	20.80	25,148,344	0.00%	2.27%
2004	1.30%	11,970	20.342381	243,498	0.38%	4.83%
	1.30%	1,399,512	20.34	28,469,396	0.38%	4.83%
2003	1.30%	13,643	19.405114	264,744	0.11%	24.37%
	1.30%	1,539,953	19.41	29,890,488	0.11%	24.37%
2002	1.30%	15,461	15.603132	241,234	0.21%	-29.87%
	1.30%	1,615,649	15.60	25,204,126	0.21%	-29.87%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	1.30%	190,451	31.995347	6,093,546	1.63%	14.00%
	1.30%	1,970,082	32.00	63,042,624	1.63%	14.00%
2005	1.30%	225,414	28.065915	6,326,451	1.57%	3.33%
	1.30%	2,251,965	28.07	63,212,658	1.57%	3.33%
2004	1.30%	284,122	27.160283	7,716,834	1.76%	9.20%
	1.30%	2,504,458	27.16	68,022,077	1.76%	9.20%
2003	1.30%	358,961	24.871495	8,927,897	1.45%	26.70%
	1.30%	2,643,224	24.87	65,736,981	1.45%	26.70%
2002	1.30%	400,765	19.630772	7,867,327	1.31%	-23.37%
	1.30%	2,657,073	19.63	52,158,352	1.31%	-23.37%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	1.30%	2,155	15.348290	33,075	1.56%	14.97%
	1.30%	594,152	15.35	9,120,233	1.56%	14.97%
2005	1.30%	4,469	13.350131	59,662	0.02%	3.02%
	1.30%	701,643	13.35	9,366,934	0.02%	3.02%
2004	1.30%	6,659	12.958165	86,288	1.65%	3.68%
	1.30%	799,651	12.96	10,361,822	1.65%	3.68%
2003	1.30%	5,296	12.498159	66,190	1.41%	19.60%
	1.30%	833,474	12.50	10,418,425	1.41%	19.60%
2002	1.30%	4,940	10.450363	51,629	1.13%	-17.80%
	1.30%	798,272	10.45	8,341,946	1.13%	-17.80%

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares
2006	1.30%	23,604	25.718654	607,063	0.41%	2.42%
	1.30%	2,607,052	25.72	67,053,377	0.41%	2.42%
2005	1.30%	27,397	25.109832	687,934	0.00%	4.43%
	1.30%	2,986,667	25.11	74,995,208	0.00%	4.43%
2004	1.30%	28,484	24.044779	684,891	0.19%	9.89%
	1.30%	3,399,091	24.04	81,730,521	0.19%	9.89%
2003	1.30%	31,860	21.880107	697,100	0.03%	29.98%
	1.30%	3,653,746	21.88	79,943,962	0.03%	29.98%
2002	1.30%	32,398	16.833459	545,367	0.05%	-20.18%
	1.30%	3,795,742	16.83	63,882,345	0.05%	-20.18%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Variable Investment Fund – Quality Bond Portfolio – Initial Shares
2006	1.30%	4,082	$16.050943	$65,520	4.51%	2.88%
	1.30%	617,356	16.05	9,908,564	4.51%	2.88%
2005	1.30%	4,534	15.601357	70,737	3.58%	1.15%
	1.30%	606,761	15.60	9,465,472	3.58%	1.15%
2004	1.30%	5,783	15.423994	89,197	4.01%	2.02%
	1.30%	639,652	15.42	9,865,893	4.01%	2.02%
2003	1.30%	5,065	15.117949	76,572	4.04%	3.58%
	1.30%	711,940	15.12	10,764,533	4.04%	3.58%
2002	1.30%	4,728	14.595705	69,013	5.06%	6.36%
	1.30%	726,030	14.60	10,600,042	5.06%	6.36%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	1.30%	357,186	34.329754	12,262,108	3.28%	18.64%
	1.30%	2,269,645	34.33	77,916,913	3.28%	18.64%
2005	1.30%	417,174	28.937089	12,071,801	1.64%	4.49%
	1.30%	2,582,899	28.94	74,749,097	1.64%	4.49%
2004	1.30%	467,815	27.692797	12,955,106	1.52%	10.08%
	1.30%	2,880,508	27.69	79,769,188	1.52%	10.08%
2003	1.30%	537,853	25.156955	13,530,744	1.72%	28.64%
	1.30%	3,054,169	25.16	76,842,892	1.72%	28.64%
2002	1.30%	596,921	19.556483	11,673,680	1.80%	-18.03%
	1.30%	3,196,064	19.56	62,515,003	1.80%	-18.03%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	1.30%	11,556	15.973333	184,588	7.40%	9.79%
	1.30%	1,029,009	15.97	16,433,274	7.40%	9.79%
2005	1.30%	11,336	14.548340	164,920	14.68%	1.37%
	1.30%	1,163,744	14.55	16,932,475	14.68%	1.37%
2004	1.30%	11,638	14.351788	167,026	8.16%	8.17%
	1.30%	1,303,796	14.35	18,711,955	8.16%	8.17%
2003	1.30%	11,371	13.267980	150,870	7.07%	25.61%
	1.30%	1,398,657	13.27	18,560,178	7.07%	25.61%
2002	1.30%	11,484	10.562700	121,304	10.63%	2.10%
	1.30%	1,373,068	10.56	14,499,602	10.63%	2.10%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2
2006	1.30%	28	11.035607	309	1.16%	10.36%	06/09/06
	1.30%	218,299	11.00	2,401,289	1.16%	10.00%	06/08/06

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1
2006	1.30%	10,216	26.696591	272,732	1.41%	20.12%
	1.30%	1,210,585	26.70	32,322,620	1.41%	20.12%
2005	1.30%	10,685	22.224937	237,474	1.28%	9.04%
	1.30%	1,383,634	22.22	30,744,347	1.28%	9.04%
2004	1.30%	12,755	20.381609	259,967	1.13%	17.33%
	1.30%	1,552,956	20.38	31,651,786	1.13%	17.33%
2003	1.30%	11,884	17.371469	206,443	1.79%	30.83%
	1.30%	1,647,097	17.37	28,610,075	1.79%	30.83%
2002	1.30%	10,350	13.277855	137,429	1.82%	-19.47%
	1.30%	1,683,288	13.28	22,354,071	1.82%	-19.47%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	1.30%	1,231	14.899690	18,342	7.20%	9.17%
	1.30%	82,129	14.90	1,223,722	7.20%	9.17%
2005	1.30%	1,259	13.648215	17,183	7.87%	1.05%
	1.30%	106,997	13.65	1,460,509	7.87%	1.05%
2004	1.30%	1,273	13.505990	17,193	7.21%	8.67%
	1.30%	92,960	13.51	1,255,505	7.21%	8.67%
2003	1.30%	185	12.428955	2,299	7.81%	20.68%
	1.30%	81,206	12.43	1,009,391	7.81%	20.68%
2002	1.30%	164	10.298837	1,692	8.42%	1.88%
	1.30%	62,976	10.30	648,652	8.42%	1.88%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Government Bond Fund – Class I
Tax qualified
2006	1.30%	304,367	$46.37	$14,113,498	3.96%	2.00%
	1.30%	316,072	46.368773	14,655,871	3.96%	2.00%
2005	1.30%	355,478	45.46	16,160,030	3.66%	1.92%
	1.30%	389,643	45.458911	17,712,746	3.66%	1.92%
2004	1.30%	390,334	44.60	17,409,051	5.45%	1.92%
	1.30%	440,719	44.600457	19,656,269	5.45%	1.92%
2003	1.30%	455,751	43.76	19,943,664	3.16%	0.67%
	1.30%	507,035	43.760351	22,188,030	3.16%	0.67%
2002	1.30%	495,829	43.47	21,553,668	4.33%	9.54%
	1.30%	578,186	43.467280	25,132,177	4.33%	9.54%

Non-tax qualified
2006	1.30%	11,152	46.39	517,341	3.96%	2.00%
	1.30%	138,119	46.385889	6,406,773	3.96%	2.00%
2005	1.30%	14,440	45.48	656,731	3.66%	1.92%
	1.30%	170,568	45.475702	7,756,700	3.66%	1.92%
2004	1.30%	16,561	44.62	738,948	5.45%	1.92%
	1.30%	186,649	44.616924	8,327,704	5.45%	1.92%
2003	1.30%	18,386	43.78	804,939	3.16%	0.67%
	1.30%	223,560	43.776516	9,786,678	3.16%	0.67%
2002	1.30%	20,315	43.48	883,280	4.33%	9.54%
	1.30%	275,972	43.483340	12,000,203	4.33%	9.54%

Gartmore GVIT – Growth Fund – Class I
2006	1.30%	5,762	17.57	101,238	0.05%	4.79%
	1.30%	405,182	17.565687	7,117,301	0.05%	4.79%
2005	1.30%	8,925	16.76	149,583	0.08%	5.12%
	1.30%	493,701	16.762531	8,275,678	0.08%	5.12%
2004	1.30%	10,388	15.95	165,642	0.31%	6.75%
	1.30%	560,763	15.946096	8,941,980	0.31%	6.75%
2003	1.30%	8,993	14.94	134,355	0.02%	31.02%
	1.30%	623,995	14.937671	9,321,032	0.02%	31.02%
2002	1.30%	2,251	11.40	25,666	0.00%	-29.65%
	1.30%	667,397	11.401436	7,609,279	0.00%	-29.65%

Gartmore GVIT – Money Market Fund – Class I
Tax qualified
2006	1.30%	177,042	25.09	4,441,984	4.38%	3.18%
	1.30%	266,444	25.082875	6,683,182	4.38%	3.18%
2005	1.30%	185,497	24.31	4,509,432	2.60%	1.34%
	1.30%	256,685	24.310982	6,240,264	2.60%	1.34%
2004	1.30%	199,857	24.02	4,801,048	0.78%	-0.50%
	1.30%	295,209	23.990230	7,082,132	0.78%	-0.50%
2003	1.30%	260,352	24.11	6,277,087	0.64%	-0.68%
	1.30%	324,361	24.110582	7,820,532	0.64%	-0.68%
2002	1.30%	323,611	24.28	7,857,281	0.78%	-0.10%
	1.30%	398,579	24.276265	9,676,012	0.78%	-0.10%

Non-tax qualified
2006	1.30%	2,617	27.26	71,339	4.38%	3.18%
	1.30%	65,991	27.252995	1,798,452	4.38%	3.18%
2005	1.30%	2,464	26.41	65,074	2.60%	1.34%
	1.30%	77,310	26.414319	2,042,091	2.60%	1.34%
2004	1.30%	2,425	26.07	63,210	0.78%	-0.50%
	1.30%	91,737	26.065818	2,391,200	0.78%	-0.50%
2003	1.30%	2,990	26.20	78,338	0.64%	-0.68%
	1.30%	131,274	26.196581	3,438,930	0.64%	-0.68%
2002	1.30%	6,971	26.38	183,884	0.78%	-0.10%
	1.30%	164,236	26.376600	4,331,979	0.78%	-0.10%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Nationwide Fund – Class I
Tax qualified
2006	1.30%	447,327	$108.65	$48,602,079	1.05%	12.15%
	1.30%	590,790	108.653662	64,191,497	1.05%	12.15%
2005	1.30%	513,899	96.88	49,786,535	0.89%	6.05%
	1.30%	716,402	96.878249	69,403,771	0.89%	6.05%
2004	1.30%	581,247	91.35	53,098,368	1.24%	8.32%
	1.30%	824,356	91.352418	75,306,914	1.24%	8.32%
2003	1.30%	633,322	84.33	53,408,044	0.54%	25.86%
	1.30%	938,062	84.332018	79,108,661	0.54%	25.86%
2002	1.30%	666,959	67.01	44,692,919	0.84%	-18.43%
	1.30%	1,057,678	67.006421	70,871,195	0.84%	-18.43%

Non-tax qualified
2006	1.30%	9,133	105.53	963,805	1.05%	12.15%
	1.30%	243,224	105.528470	25,667,057	1.05%	12.15%
2005	1.30%	11,726	94.09	1,103,299	0.89%	6.05%
	1.30%	280,082	94.091731	26,353,400	0.89%	6.05%
2004	1.30%	13,863	88.72	1,229,912	1.24%	8.32%
	1.30%	327,664	88.724843	29,071,937	1.24%	8.32%
2003	1.30%	15,915	81.91	1,303,598	0.54%	25.86%
	1.30%	373,533	81.906372	30,594,733	0.54%	25.86%
2002	1.30%	20,204	65.08	1,314,904	0.84%	-18.43%
	1.30%	437,770	65.079111	28,489,707	0.84%	-18.43%

Janus Aspen Series – International Growth Portfolio – Institutional Shares
2006	1.30%	10,496	28.336913	297,424	1.99%	45.12%
	1.30%	818,885	28.34	23,207,201	1.99%	45.12%
2005	1.30%	10,659	19.526904	208,137	1.13%	30.58%
	1.30%	837,125	19.53	16,349,051	1.13%	30.58%
2004	1.30%	7,558	14.954107	113,023	0.88%	17.40%
	1.30%	904,311	14.95	13,523,531	0.88%	17.40%
2003	1.30%	9,453	12.737304	120,406	1.16%	33.16%
	1.30%	996,322	12.74	12,693,142	1.16%	33.16%
2002	1.30%	8,192	9.565195	78,360	0.85%	-26.55%
	1.30%	1,104,918	9.57	10,574,068	0.85%	-26.55%

Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares
2006	1.30%	195,611	25.716074	5,030,347	0.78%	9.23%
	1.30%	492,759	25.72	12,673,761	0.78%	9.23%
2005	1.30%	216,420	23.542486	5,095,065	0.92%	7.77%
	1.30%	552,138	23.54	12,997,329	0.92%	7.77%
2004	1.30%	268,004	21.845873	5,854,781	1.19%	7.89%
	1.30%	633,839	21.85	13,846,737	1.19%	7.89%
2003	1.30%	319,097	20.248421	6,461,210	1.72%	14.77%
	1.30%	702,000	20.25	14,215,500	1.72%	14.77%
2002	1.30%	357,115	17.643073	6,300,606	2.60%	-18.23%
	1.30%	747,434	17.64	13,184,733	2.60%	-18.23%

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I
2006	1.30%	10,058	11.38	114,460	1.04%	13.80%	06/08/06

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	1.30%	49,126	10.13	497,646	5.11%	1.30%	06/08/06

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	1.30%	33,396	10.33	344,981	2.90%	3.30%	06/08/06

Royce Capital Fund – Micro Cap
2006	1.30%	168	11.003808	1,849	0.31%	10.04%	06/09/06
	1.30%	40,598	10.99	446,172	0.31%	9.90%	06/08/06

SBL Fund – Series D (Global Series)
2006	1.30%	51,999	11.60	603,188	0.00%	16.00%	06/08/06

SBL Fund – Series J (Mid Cap Growth Series)
2006	1.30%	16,258	10.28	167,132	0.00%	2.80%	06/08/06

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
SBL Fund – Series N (Managed Asset Allocation Series)
2006	1.30%	25,651	$10.99	$281,904	0.00%	9.90%	06/08/06

SBL Fund – Series O (Equity Income Series)
2006	1.30%	476	11.396634	5,425	0.00%	13.97%	06/09/06
	1.30%	87,323	11.350000	991,116	0.00%	13.50%	06/08/06

SBL Fund – Series P (High Yield Series)
2006	1.30%	62,437	10.58	660,583	0.00%	5.80%	06/08/06

SBL Fund – Series Q (Small Cap Value Series)
2006	1.30%	33,616	10.76	361,708	0.00%	7.60%	06/08/06

SBL Fund – Series V (Mid Cap Value Series)
2006	1.30%	134	10.755372	1,441	0.00%	7.55%	06/09/06
	1.30%	174,943	10.72	1,875,389	0.00%	7.20%	06/08/06

SBL Fund – Series X (Small Cap Growth Series)
2006	1.30%	9,845	10.31	101,502	0.00%	3.10%	06/08/06

SBL Fund – Series Y (Select 25 Series)
2006	1.30%	1,936	10.83	20,967	0.00%	8.30%	06/08/06

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	1.30%	14,003	30.284724	424,077	0.00%	10.76%
	1.30%	1,147,654	30.28	34,750,963	0.00%	10.76%
2005	1.30%	15,971	27.341650	436,674	0.00%	6.49%
	1.30%	1,352,035	27.34	36,964,637	0.00%	6.49%
2004	1.30%	17,147	25.676197	440,270	0.00%	16.68%
	1.30%	1,554,663	25.68	39,917,873	0.00%	16.68%
2003	1.30%	19,661	22.004891	432,638	0.08%	35.23%
	1.30%	1,629,468	22.00	35,848,296	0.08%	35.23%
2002	1.30%	16,855	16.272524	274,275	0.39%	-27.77%
	1.30%	1,652,043	16.27	26,878,742	0.39%	-27.77%

2006 Reserves for annuity contracts in payout phase:				399,932

2006 Contract owners’ equity			.	$634,994,120

2005 Reserves for annuity contracts in payout phase:				439,260

2005 Contract owners’ equity			.	$642,652,380

2004 Reserves for annuity contracts in payout phase:				341,469

2004 Contract owners’ equity				$687,491,626

2003 Reserves for annuity contracts in payout phase:				371,700

2003 Contract owners’ equity			.	$692,411,487

2002 Reserves for annuity contracts in payout phase:				394,504

2002 Contract owners’ equity			.	$600,182,454

*

 This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Multi-Flex Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company